UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     ASPEN ADVISORS, L.L.C.
Address:

13 File Number: 28-6720

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      August  9, 2004


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    7

Form 13F Information Table Value Total:    14412

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AMERICAN INDEPENDENC E CORP    COMMON STOCK     026760405     4259   255507 SH       SOLE                 255507        0        0
D BOOTS & COOTS/INTL WELL CTRL N COMMON STOCK     099469504      250   200000 SH       SOLE                 200000        0        0
D LEVEL 3 COMM INC COM           COMMON STOCK     52729N100      527   150000 SH       SOLE                 150000        0        0
D MPOWER HOLDING CORP COM        COMMON STOCK     62473L309     6649  5634700 SH       SOLE                5634700        0        0
D SBA COMMUNICATIONS CORP USD CO COMMON STOCK     78388J106      458   103000 SH       SOLE                 103000        0        0
D TOYS R US                      COMMON STOCK     892335100     1593   100000 SH       SOLE                 100000        0        0
D TRITON PCS HOLDINGS INC CLASS  COMMON STOCK     89677M106      676   155000 SH       SOLE                 155000        0        0
S REPORT SUMMARY                  7 DATA RECORDS               14412        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED